UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.

                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Advisors Inc.
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY                 August 15, 2001
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                                                          Page 1


                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        97

Form 13F Information Table Value Total: $2,211,161,875

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC



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                           FORM 13F INFORMATION TABLE

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                 Column 1                     Column 2          Column 3                 Column 4                 Column 5
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              Name of Issuer               Title of Class     CUSIP Number             Market Value                 SHRS
---------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                             COM              2824100                 57,600,000                1,200,000
Abgenix, Inc                                    COM            00339B107                 67,095,000                1,491,000
Abgenix, Inc                                    COM            00339B107                 31,815,000                  707,000
Adolor Corp.                                    COM            00724X102                 19,287,806                  892,954
Adolor Corp.                                    COM            00724X102                 10,475,006                  484,954
Affymetrix Inc                                  COM             00826T08                  3,528,000                  160,000
Affymetrix Inc                                  COM             00826T08                  6,945,750                  315,000
Alexion Pharmaceuticals, Inc.                   COM            015351109                  9,496,800                  395,700
Alexion Pharmaceuticals, Inc.                   COM            015351109                  6,552,000                  273,000
American Home Products                          COM             26609107                 81,133,750                1,381,000
American Home Products                          COM             26609107                 45,648,750                  777,000
Amgen Inc.                                      COM             31162100                 61,529,520                1,014,000
Amgen Inc.                                      COM             31162100                 33,313,320                  549,000



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                 Column 1                             Column 6              Column 7                     Column 8
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                                                Investment Discretion                           Voting Authority (Shares)
                                                    Shared                    Other
              Name of Issuer                Sole    Defined   Shared Other  Managers            Sole             Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                          X                                                  1,200,000
Abgenix, Inc                                 X                                                  1,491,000
Abgenix, Inc                                            X                        2                              707,000
Adolor Corp.                                 X                                                    892,954
Adolor Corp.                                            X                        2                              484,954
Affymetrix Inc                               X                                                    160,000
Affymetrix Inc                                          X                        2                              315,000
Alexion Pharmaceuticals, Inc.                X                                                    395,700
Alexion Pharmaceuticals, Inc.                           X                        2                              273,000
American Home Products                       X                                                  1,381,000
American Home Products                                  X                        2                              777,000
Amgen Inc.                                   X                                                  1,014,000
Amgen Inc.                                              X                        2                              549,000

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                 Column 1                     Column 2          Column 3                 Column 4                 Column 5
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              Name of Issuer               Title of Class     CUSIP Number             Market Value                 SHRS
---------------------------------------------------------------------------------------------------------------------------------
Amylin Pharma.                                  COM             32346108                  2,025,000                  180,000
Amylin Pharma.                                  COM             32346108                  2,475,000                  220,000
Applera Corp-Celera Genomics                    COM             38020202                 41,643,000                1,050,000
Argonaut Technologies Inc                       COM             40175101                    936,520                  180,100
Argonaut Technologies Inc                       COM             40175101                  1,117,480                  214,900
Arqule Inc.                                     COM            04269E107                 18,324,360                  846,000
Arqule Inc.                                     COM            04269E107                 19,602,300                  905,000
Axcan Pharma Inc.                               COM            054923107                  1,845,750                  160,500
Axcan Pharma Inc.                               COM            054923107                  2,311,500                  201,000
BioMarin                                        COM             9061G101                  6,472,900                  490,000
BioMarin                                        COM             9061G101                  7,529,700                  570,000
Bio-Technology General                          COM            090578105                 40,184,250                3,067,500
Bio-Technology General                          COM            090578105                 22,512,350                1,718,500
Caliper Technologies                            COM            130876105                 30,425,670                1,445,400
Caliper Technologies                            COM            130876105                 16,143,245                  766,900
Celgene Corp.                                   COM            151020104                  5,770,000                  200,000
Cellegy Pharmaceuticals Inc.                    COM            15115L103                  1,642,524                  238,739
Cellegy Pharmaceuticals Inc.                    COM            15115L103                  3,861,476                  561,261
Cepheid Inc.                                    COM            15670R107                  1,173,900                  390,000
Cepheid Inc.                                    COM            15670R107                  1,444,800                  480,000
Chiron Corp.                                    COM            170040109                 35,700,000                  700,000
Ciphergen Biosystems                            COM            17252Y104                  7,569,686                1,121,435
Ciphergen Biosystems                            COM            17252Y104                  4,218,264                  624,928
COR Therapeutics Inc.                           COM            217753102                 39,762,850                1,303,700
COR Therapeutics Inc.                           COM            217753102                 16,229,050                  532,100
Depomed Inc.                                    COM            249908104                    750,925                  141,684
Depomed Inc.                                    COM            249908104                  9,336,703                1,761,642
Discovery Laboratories Inc.                     COM            254668106                 18,438,257                3,512,049
Eli Lilly & Company                             COM            532457108                 65,934,000                  891,000
Eli Lilly & Company                             COM            532457108                 38,110,000                  515,000
Enchira Biotech.                                COM            29251Q107                    584,200                  635,000

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                 Column 1                             Column 6              Column 7                     Column 8
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                                                Investment Discretion                           Voting Authority (Shares)
                                                    Shared                    Other
              Name of Issuer                Sole    Defined   Shared Other  Managers            Sole             Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Amylin Pharma.                               X                                                    180,000
Amylin Pharma.                                          X                        2                              220,000
Applera Corp-Celera Genomics                 X                                                  1,050,000
Argonaut Technologies Inc                    X                                                    180,100
Argonaut Technologies Inc                               X                        2                              214,900
Arqule Inc.                                  X                                                    846,000
Arqule Inc.                                             X                        2                              905,000
Axcan Pharma Inc.                            X                                                    160,500
Axcan Pharma Inc.                                       X                        2                              201,000
BioMarin                                     X                                                    490,000
BioMarin                                                X                        2                              570,000
Bio-Technology General                       X                                                  3,067,500
Bio-Technology General                                  X                        2                            1,718,500
Caliper Technologies                         X                                                  1,445,400
Caliper Technologies                                    X                        2                              766,900
Celgene Corp.                                           X                        2                              200,000
Cellegy Pharmaceuticals Inc.                 X                                                    238,739
Cellegy Pharmaceuticals Inc.                 X                                                    561,261
Cepheid Inc.                                 X                                                    390,000
Cepheid Inc.                                            X                        2                              480,000
Chiron Corp.                                 X                                                    700,000
Ciphergen Biosystems                         X                                                  1,121,435
Ciphergen Biosystems                                    X                        2                              624,928
COR Therapeutics Inc.                        X                                                  1,303,700
COR Therapeutics Inc.                                   X                        2                              532,100
Depomed Inc.                                            X                        2                              141,684
Depomed Inc.                                            X                        2                            1,761,642
Discovery Laboratories Inc.                             X                        2                            3,512,049
Eli Lilly & Company                          X                                                    891,000
Eli Lilly & Company                                     X                        2                              515,000
Enchira Biotech.                             X                                                    635,000


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                 Column 1                     Column 2          Column 3                 Column 4                 Column 5
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              Name of Issuer               Title of Class     CUSIP Number             Market Value                 SHRS
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
Enchira Biotech.                                COM            29251Q107                    570,400                  620,000
Enzon Inc.                                      COM            293904108                 31,250,000                  500,000
Enzon Inc.                                      COM            293904108                  3,750,000                   60,000
Forest Laboratories - CL A                      COM            345838106                 54,563,500                  768,500
Forest Laboratories - CL A                      COM            345838106                 34,080,000                  480,000
Genzyme Corp. General Division                  COM            372917104                 85,400,000                1,400,000
Genzyme Corp. General Division                  COM            372917104                 44,408,000                  728,000
Gilead Sciences Inc.                            COM            375558103                 81,582,380                1,402,000
Gilead Sciences Inc.                            COM            375558103                 40,267,480                  692,000
ICN Pharmaceuticals                             COM            448924100                  5,487,560                  173,000
ICN Pharmaceuticals                             COM            448924100                  5,836,480                  184,000
Immunex Corp.                                   COM            452528102                 57,900,500                3,262,000
Immunex Corp.                                   COM            452528102                 24,495,000                1,380,000
Immunomedics Inc.                               COM            452907108                  3,768,540                  176,100
Immunomedics Inc.                               COM            452907108                  4,470,460                  208,900
Incyte Pharma                                   COM            45337C102                 54,238,240                2,212,000
Incyte Pharma                                   COM            45337C102                 26,047,596                1,062,300
Molecular Devices Corp                          COM            60851C107                 22,676,550                1,131,000
Molecular Devices Corp                          COM            60851C107                  8,020,000                  400,000
Mylan Laboratories                              COM            628530107                  1,687,800                   60,000
Mylan Laboratories                              COM            628530107                  1,969,100                   70,000
Neopharm                                        COM            640919106                  9,585,450                  375,900
Neopharm                                        COM            640919106                  5,393,250                  211,500
Orapharma Inc.                                  COM            68554E106                  7,397,000                1,300,000
Orchid Biosciences                              COM            68571P100                  8,474,280                1,107,749
Orchid Biosciences                              COM            68571P100                 10,568,322                1,381,480
Orphan Medical, Inc.                            COM            687303107                  7,754,200                  685,000
Orphan Medical, Inc.                            COM            687303107                  6,565,600                  580,000
Pfizer Inc.                                     COM            717081103                 90,432,900                2,258,000
Pfizer Inc.                                     COM            717081103                 49,461,750                1,235,000
Pharmacia Corp.                                 COM            71713U102                 91,187,775                1,984,500
Pharmacia Corp.                                 COM            71713U102                 39,999,475                  870,500

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                 Column 1                             Column 6              Column 7                     Column 8
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                                                Investment Discretion                           Voting Authority (Shares)
                                                    Shared                    Other
              Name of Issuer                Sole    Defined   Shared Other  Managers            Sole             Shared      None
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
Enchira Biotech.                                        X                        2                              620,000
Enzon Inc.                                   X                                                    500,000
Enzon Inc.                                              X                        2                               60,000
Forest Laboratories - CL A                   X                                                    768,500
Forest Laboratories - CL A                              X                        2                              480,000
Genzyme Corp. General Division               X                                                  1,400,000
Genzyme Corp. General Division                          X                        2                              728,000
Gilead Sciences Inc.                         X                                                  1,402,000
Gilead Sciences Inc.                                    X                        2                              692,000
ICN Pharmaceuticals                          X                                                    173,000
ICN Pharmaceuticals                                     X                        2                              184,000
Immunex Corp.                                X                                                  3,262,000
Immunex Corp.                                           X                        2                            1,380,000
Immunomedics Inc.                            X                                                    176,100
Immunomedics Inc.                                       X                        2                              208,900
Incyte Pharma                                X                                                  2,212,000
Incyte Pharma                                           X                        2                            1,062,300
Molecular Devices Corp                       X                                                  1,131,000
Molecular Devices Corp                                  X                        2                              400,000
Mylan Laboratories                           X                                                     60,000
Mylan Laboratories                                      X                        2                               70,000
Neopharm                                     X                                                    375,900
Neopharm                                                X                        2                              211,500
Orapharma Inc.                                          X                                                     1,300,000
Orchid Biosciences                           X                                                  1,107,749
Orchid Biosciences                                      X                        2                            1,381,480
Orphan Medical, Inc.                         X                                                    685,000
Orphan Medical, Inc.                                    X                        2                              580,000
Pfizer Inc.                                             X                        2                            2,258,000
Pfizer Inc.                                             X                        2                            1,235,000
Pharmacia Corp.                              X                                                  1,984,500
Pharmacia Corp.                                         X                        2                870,500

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                 Column 1                     Column 2          Column 3                 Column 4                 Column 5
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              Name of Issuer               Title of Class     CUSIP Number             Market Value                 SHRS
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
Pharmacopeia Inc.                               COM            71713B104                 43,656,000                1,819,000
Pharmacopeia Inc.                               COM            71713B104                 12,864,000                  536,000
Praecis Pharmaceutical, Inc.                    COM            739421105                 29,735,028                1,808,700
Praecis Pharmaceutical, Inc.                    COM            739421105                 14,056,200                  855,000
SangStat Medical Corp.                          COM            801003104                 17,279,262                1,054,900
SangStat Medical Corp.                          COM            801003104                 16,954,938                1,035,100
Schering-Plough Corporation                     COM            806605101                 77,444,880                2,137,000
Schering-Plough Corporation                     COM            806605101                 29,898,000                  825,000
Sepracor Inc.                                   COM            817315104                 72,674,800                1,826,000
Sepracor Inc.                                   COM            817315104                 31,243,000                  785,000
Sonus Pharma.                                   COM            835692104                    536,250                  165,000
Sonus Pharma.                                   COM            835692104                    633,750                  195,000
Synaptic Pharmaceuticals Corp.                  COM            87156R109                    846,260                  129,200
Synaptic Pharmaceuticals Corp.                  COM            87156R109                  1,031,625                  157,500
Syncor                                          COM            87157J106                  1,860,000                   60,000
Syncor                                          COM            87157J106                  2,139,000                   69,000
Triangle Pharmaceuticals Inc.                   COM            89589H104                  5,054,400                1,080,000
Triangle Pharmaceuticals Inc.                   COM            89589H104                  5,709,600                1,220,000
Tularik Inc.                                    COM            899165104                 16,918,650                  655,000
Tularik Inc.                                    COM            899165104                  9,128,322                  353,400
Vysis Inc.                                      COM            928961101                  3,711,960                  147,300

Total                                                                                 2,211,161,875               81,137,475
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
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                 Column 1                             Column 6              Column 7                     Column 8
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                                                Investment Discretion                           Voting Authority (Shares)
                                                    Shared                    Other
              Name of Issuer                Sole    Defined   Shared Other  Managers            Sole             Shared      None
------------------------------------------------------------------------------------------------------------------------------------
Pharmacopeia Inc.                            X                                                  1,819,000
Pharmacopeia Inc.                                       X                        2                              536,000
Praecis Pharmaceutical, Inc.                 X                                                  1,808,700
Praecis Pharmaceutical, Inc.                            X                        2                              855,000
SangStat Medical Corp.                       X                                                  1,054,900
SangStat Medical Corp.                                  X                        2                            1,035,100
Schering-Plough Corporation                  X                                                  2,137,000
Schering-Plough Corporation                             X                        2                              825,000
Sepracor Inc.                                X                                                  1,826,000
Sepracor Inc.                                           X                        2                              785,000
Sonus Pharma.                                X                                                    165,000
Sonus Pharma.                                           X                        2                              195,000
Synaptic Pharmaceuticals Corp.               X                                                    129,200
Synaptic Pharmaceuticals Corp.                          X                        2                              157,500
Syncor                                       X                                                     60,000
Syncor                                                  X                        2                               69,000
Triangle Pharmaceuticals Inc.                X                                                  1,080,000
Triangle Pharmaceuticals Inc.                           X                        2                            1,220,000
Tularik Inc.                                 X                                                    655,000
Tularik Inc.                                            X                        2                              353,400
Vysis Inc.                                   X                                                    147,300

Total                                                                                          81,137,475
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